Condensed Consolidated Balance Sheets (Superior Living SDN. BHD.) - USD ($)		Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash		$ 2,588,207	$ 2,744,457	$ 3,452,917
Prepayments and other assets		304,993	269,193	510,069
Total current assets		4,075,063	3,536,653	3,962,986
Other assets
Total assets		4,124,765	4,335,274	5,198,181
Current liabilities
Other payables and accrued liabilities		97,459	77,246	7,884
Total current liabilities		97,459	83,988	241,847
Other liabilities
Total liabilities		97,459	83,988	241,847
Shareholders' equity
Ordinary shares, no par value, 9,590,598 and 1,500,000 shares issued and outstanding as of March 31, 2020, December 31, 2019 and 2018		37,628	37,628	37,628
Accumulated deficit		(1,320,959)	(1,089,209)	(373,082)
Accumulated other comprehensive (loss) income		17,555	9,785	(1,294)
Total shareholders' equity		4,027,306	4,251,286	4,956,334
Total liabilities and shareholders' equity		4,124,765	4,335,274	5,198,181
Superior Living SDN. BHD. [Member]
Current assets
Cash		1,206,493	1,030,829	1,544,525
Other receivables		33,210	34,672	48,507
Other receivables - related parties		219,121	233,942	115,225
Inventories		616,880	552,901	137,553
Prepaid taxes		1,206,821	1,181,963	188,198
Prepayments and other assets		318,267	484,880	468,850
Prepayment - related party				214,701
Total current assets		3,600,792	3,519,187	2,717,559
Other assets
Property and equipment, net		325,648	364,604	429,620
Intangible assets, net		6,686	7,592	11,027
Deferred taxes asset, net		172,250	234,797
Total other assets		504,584	606,993	440,647
Total assets		4,105,376	4,126,180	3,158,206
Current liabilities
Accounts payable - related party		491,628	520,786
Customer deposits		1,600,606	1,632,747	1,371,047
Other payables and accrued liabilities		209,096	252,902	968,547
Other payables - related parties			12,104	4,376
Total current liabilities		2,301,330	2,418,539	2,343,970
Other liabilities
Deferred tax liabilities				18,901
Total liabilities		2,301,330	2,418,539	2,362,871
Commitments and contingencies
Shareholders' equity
Ordinary shares, no par value, 9,590,598 and 1,500,000 shares issued and outstanding as of March 31, 2020, December 31, 2019 and 2018	[1]	2,372,008	2,372,008	394,737
Accumulated deficit		(542,428)	(740,004)	319,490
Accumulated other comprehensive (loss) income		(25,534)	75,637	81,108
Total shareholders' equity		1,804,046	1,707,641	795,335
Total liabilities and shareholders' equity		$ 4,105,376	$ 4,126,180	$ 3,158,206

[1]	Pursuant to the New Companies Act 2016 effective from January 31, 2017, the concept of authorized share capital and par value has been abolished, the Company is no longer required to state authorized share capital and par value.